Interest Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest receivable	$ 37,669	$ 40,429
Interest receivable	$ 37,669	$ 40,429
Average period rate for earning assets	3.58%	3.63%
Loans receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest receivable	$ 29,858	$ 30,930
Mortgage-backed securities
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest receivable	5,670	6,695
Investment securities
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest receivable	$ 2,141	$ 2,804